Compensation and benefits (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Compensation and benefits
Salaries and variable compensation	SFr 10,051	SFr 9,884	SFr 9,678
Social security	788	793	778
Other	707	657	800
Compensation and benefits	11,546	11,334	11,256
Pension and other post-retirement expense	359	361	490
Severance and other compensation expense related to headcount reductions	89	275	216
Bank
Compensation and benefits
Salaries and variable compensation	9,826	9,685	9,455
Social security	771	775	763
Other	926	922	969
Compensation and benefits	11,523	11,382	11,187
Pension and other post-retirement expense	579	624	658
Severance and other compensation expense related to headcount reductions	SFr 89	SFr 274	SFr 216